Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Accounts Payable and Accrued Liabilities

8.	Accounts Payable and Accrued Liabilities

	December 31, 2025	December 31, 2024
Accounts payable	$16,310,709	$14,156,541
Accrued liabilities	2,371,047	240,462
Payroll, withholding and sales tax liabilities	110,726	410,862
	$18,792,482	$14,807,865

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in U.S. dollars)